Fair Value (Details 2) - Fair Value Measurements Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	$ 590	$ 488
Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	79	971
Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	252	981
Impaired loans [Member] | Home Equity Loan [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0
Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		67
Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		512
Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	36
Other real estate owned, net [Member] | Residential Construction Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		45
Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	145	173
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Home Equity Loan [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Residential Construction Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Home Equity Loan [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		0
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		0
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Residential Construction Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		0
Significant Other Observable Inputs (Level 2) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	145	173
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	590	488
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	79	971
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	252	981
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Home Equity Loan [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		67
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		512
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	36
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Residential Construction Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		45
Significant Unobservable Inputs (Level 3) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	$ 0	$ 0